Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Net Earnings (Loss)	$ (2,669)	$ 3,366	$ (545)
Items That Will Not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post-Retirement Benefits	(3)	9	(3)
Changes in the Fair Value of Equity Instruments at FVOCI (1)	1	(1)	(1)
Items That May be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment	397	(275)	(106)
Total Other Comprehensive Income (Loss), Net of Tax	395	(267)	(110)
Comprehensive Income (Loss)	$ (2,274)	$ 3,099	$ (655)